Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Non-controlling interests [Abstract]
Summary of the group's material non-controlling interests
The following list contains the material subsidiaries of the Group at December 31, 2024 and 2023 are as follows:

Name of subsidiaries	Place of incorporation/ operation	Issued and fully paid share capital	Proportion of nominal value of issue capital held by the Company				Principal activities
			2024		2023
			Directly	Indirectly	Directly	Indirectly
			%	%	%	%
Prenetics Limited	Hong Kong	HK$415,276,716	—	100	—	100	Genetic and diagnostic health testing
Europa Partners Holdings, LLC (note 34(B))	The United States	GBP11.00	—	100	—	—	Provision of fulfillment and distribution services of sports nutrition products
IM8 Group Holding Company	Cayman Islands	$1	100	—	—	—	Sales of consumer health products
IM8 (US) LLC	The United States	n/a	100	—	—	—	Sales of consumer health products
IM8 Limited	Hong Kong	HK$1	100	—	—	—	Sales of consumer health products
ACT Genomics Holdings Company Limited (note 34(A))	Cayman Islands	$16,713	73.27	—	74.39	—	Precise cancer genetic testing services
ACT Genomics Co., Ltd.	Taiwan	TWD455,080,000	—	73.21	—	74.33	Precise cancer genetic testing - services
ACT Genomics (Hong Kong) Limited	Hong Kong	HK$775,000	—	73.27	—	74.39	Precise cancer genetic testing - services
Sanomics Limited	Hong Kong	HK$500,000	—	73.27	—	74.39	Precise cancer genetic testing - services
MC Diagnostics Limited	United Kingdom	GBP1,164	—	73.27	—	74.39	Sales of medical diagnostics products
The following table summaries the information relating each of the Group's subsidiaries that has material non-controlling interests, before any intra-group eliminations.

	2024	2023
ACT Genomics
Non-controlling interests percentage	26.73%	25.61%

	2024	2023
Non-current assets	$27,549	$28,073
Current assets	13,304	18,267
Non-current liabilities	(4,297)	(3,667)
Current liabilities	(7,797)	(7,753)

Equity attributable to equity shareholder of the parent Company	21,072	25,977
Equity attributable to non-controlling interests	7,687	8,943

	2024	2023
Revenue	$17,653	$17,086
Expenses	(30,413)	(25,055)
Loss for the year	$(12,760)	$(7,969)
Loss attributable to equity shareholder of the parent Company	$(9,397)	$(5,928)
Loss attributable to non-controlling interests	(3,363)	(2,041)
Loss for the year	$(12,760)	$(7,969)
Other comprehensive (expense)/income attributable to equity shareholder of the parent Company	$(574)	$535
Other comprehensive (expense)/income attributable to non-controlling interests	(210)	184
Other comprehensive (expense)/income for the year	$(784)	$719
Total comprehensive expense attributable to equity shareholder of the parent Company	$(9,971)	$(5,393)
Total comprehensive expense attributable to non-controlling interests	(3,573)	(1,857)
Total comprehensive expense for the year	$(13,544)	$(7,250)
Net cash inflow/(outflow) from operating activities	$5,483	$(10,519)
Net cash outflow from investing activities	(318)	(523)
Net cash outflow from financing activities	(1,413)	(1,469)
Net cash inflow/(outflow)	$3,752	$(12,511)
Dividends paid to non-controlling interests	$—	$—